LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LONG-TERM DEBT
Interest on Notes	$ 64,481	$ 72,795
Stand-by fees on credit facilities	3,859	5,546
Amortization of credit facilities financing and note issuance costs	3,042	3,778
Interest on Credit Facility	536	1,549
Accretion expense on reclamation provisions	15,951	6,554
Interest on lease obligations, other interest and penalties	(1,290)	5,329
Interest capitalized to assets under construction	(3,644)	(3,509)
Total finance costs	$ 82,935	$ 92,042
Capitalization rate (as a percent)	1.16%	1.20%